Expenses by nature (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses By Nature
Expenses capitalized in property, plant and equipment	$ 4,484.9	$ 4,481.0	$ 5,425.6